Related Parties - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Holdco
Related Party Transaction [Line Items]
Related party transactions expense recognized on transaction	$ 18.9	$ 14.1	$ 13.9
Lanis
Related Party Transaction [Line Items]
Related party transactions expense recognized on transaction	$ 7.8	$ 7.3	$ 6.7